SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of warrants and warrants units outstanding
Type	Issuance Date	Number of warrants	Exercise price	Exercisable through

Warrants to underwriters (*)	September 3, 2020	125,000	$2,400.0	September 1, 2025
Warrants to underwriters (*)	October 5, 2020	375,000	$2,112.0	September 3, 2025
IPO warrants (*)	September 3, 2020	2,812,170	$2,112.0	September 3, 2025
PIPE warrants	March 11, 2021	232,500	$1,104.0	September 10, 2026
Warrants to PIPE placement agent	March 11,2021	52,173	$1,214.4	March 8, 2026
December 2023 warrants	December 28, 2023	32,753	$85.4	December 28, 2028
Warrants issued to underwriters	April 15, 2024	350,000	$24.00	April 15, 2029
Warrants issued to underwriters	September 11,2024	69,251	$8.0	September 11,2029
Warrants issued to underwriters	December 18, 2024	34,625	$8.0	December 18, 2029
Pre-funded warrants (Note 8)	March 5, 2025	223,792	$0.01	September 5, 2030
Milestone pre-funded warrants (Note 8)	March 5, 2025	685,004	$0.01	September 5, 2030
Warrant-A issued to Bladeranger (Note 8)	March 5, 2025	1,087,565	$3.1	September 5, 2030
Warrant-B issued to Bladeranger (Note 8)	March 5, 2025	1,087,565	$6.4	September 5, 2030
TOTAL		7,167,398

(*) At the date of these financial reports, the warrants had expired

Schedule of information about share options that were granted
	2025	2024
Expected term (years)	5.00-5.81	5.00-6.41
Risk-free interest rates	4.50%	4.68%
Volatility	117-120%	97.24%
Dividend yield	-	-
Exercise price	$0.01-3.15	$6.0

2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share options outstanding and exercisable to employees and directors
	Number of options		Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31,2024	22,552		$88.32	9.17
Options granted	197,768	(*)	1.36	9.70
Options exercised	-		-	-
Options expired	-		-	-
Options outstanding as of June 30, 2025	220,320		$10.26	9.60

Options exercisable as of June 30, 2025	128,153		$15.22	9.49